EQUITY (Details Narrative)			1 Months Ended			12 Months Ended
	Jul. 10, 2020 integer $ / shares shares	Sep. 03, 2019 $ / shares shares	Sep. 21, 2020 integer $ / shares shares	Sep. 15, 2020 shares	Feb. 29, 2020 integer $ / shares shares	Dec. 31, 2020 integer $ / shares shares	Dec. 31, 2019 shares
Common stock, shares issued
Founders [Member]
Common stock, shares issued						100,000,000
Per share value | $ / shares						$ 0
Number of founders | integer						33
5 non-US shareholders [Member]
Common stock, shares issued		74,000
Per share value | $ / shares		$ 3
Total outstanding shares							100,074,000
Minimum [Member]
Increase in common stock outstanding				101,766,666
Maximum [Member] | Certificate Of Amendment [Member]
Increase in common stock outstanding				305,451,498
Stock split, description				3 for 1 forward stock split
Shareholders [Member]
Common stock, shares issued	26,000		151,500		1,666,666	305,299,998
Number of shareholder | integer	2		303		2
Per share value | $ / shares	$ 3		$ 5		$ 3
Increase in common stock outstanding	10,176,666